Summary of Significant Accounting Policies (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 218,887	$ 175,126	$ 180,044
Sale of products revenues	9,384	32,508	32,572
Total	228,271	207,634	212,616
COA/Voyage revenues
Disaggregation of Revenue [Line Items]
Revenues	49,488	35,623	42,455
Time chartering revenues
Disaggregation of Revenue [Line Items]
Revenues	76,680	72,689	84,063
Dry port terminal revenues
Disaggregation of Revenue [Line Items]
Revenues	80,180	58,552	43,984
Storage fees (dry port) revenues
Disaggregation of Revenue [Line Items]
Revenues	3,452	882	1,974
Dockage revenues
Disaggregation of Revenue [Line Items]
Revenues	4,310	3,136	4,497
Liquid port terminal revenues
Disaggregation of Revenue [Line Items]
Revenues	4,032	3,739	2,841
Other dry port terminal revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 745	$ 505	$ 230